Financial Instruments And Risk Analysis - Summary of indicators used to measure capital structure management (Detail)	12 Months Ended
Dec. 31, 2019
Disclosure of financial assets [line items]
Goss debt-to-EBITDA	between 2x and 4.0x
Interest Coverage Ratio	higher than 1.75